Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,315,580
Proposed Maximum Offering Price per Unit	6.34
Maximum Aggregate Offering Price	$ 8,340,777.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,151.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2021 Equity Incentive Plan (the "2021 Plan") by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock. Amount registered represents additional shares of Common Stock that became issuable under the 2021 Plan as of January 1, 2026, by operation of an automatic annual increase provision therein. The proposed maximum offering price per share estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $6.34, the average of the high and low price of the registrant's common stock on February 11, 2026, as reported on the Nasdaq Stock Market, which is within five business days prior to filing this Registration Statement.